UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico               New York, NY              08/12/06
------------------               ------------              --------
   [Signature]                    [City, State]            [Date]

/s/ Ellen H. Adams               New York, NY              08/12/06
------------------               ------------              --------
   [Signature]                    [City, State]            [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         45

Form 13F Information Table Value Total:         418,699
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

INVESTMENT MANAGER: CASTLEROCK ASSET MANAGEMENT, INC.


                                 TITLE                VALUE    SHRS/     SH/ PUT  INVESTMENT   OTHER         VOTING AUTHORITY
                                 -----                -----    -----     -------  ----------   -----         ----------------
NAME OF ISSUER                  OF CLASS  CUSIP    (X$1,000) PRN AMT     PRN/CALL DISCRETION  MANAGERS      SOLE     SHARED   NONE
--------------                  --------  -----    -----------------     -------------------  --------      ----     ------   ----
ACTIVISION INC NEW              COM NEW  004930202     2,516   221,100   SH        SOLE       N/A          221,100    0        0
AMERICAN HOME MORTGAGE INVT COR COM      02660R107    11,640   315,800   SH        SOLE       N/A          315,800    0        0
AMERICAN TOWER CORP             CL A     029912201    14,466   464,850   SH        SOLE       N/A          464,850    0        0
AMERICREDIT CORP                COM      03060R101     9,035   323,614   SH        SOLE       N/A          323,614    0        0
AMR CORP                        COM      001765106     3,714   146,100   SH        SOLE       N/A          146,100    0        0
APPLE COMPUTER INC              COM      037833100    13,487   235,500   SH        SOLE       N/A          235,500    0        0
BANK NEW YORK INC               COM      064057102        23       700   SH        SOLE       N/A              700    0        0
BOEING CO                       COM      097023105     3,204    39,120   SH        SOLE       N/A           39,120    0        0
CISCO SYS INC                   COM      17275R102    13,269   679,400   SH        SOLE       N/A          679,400    0        0
CNX GAS CORP                    COM      12618H309     6,107   203,550   SH        SOLE       N/A          203,550    0        0
COLUMBIA LABS INC               COM      197779101     1,163   332,376   SH        SOLE       N/A          332,376    0        0
CONEXANT SYSTEMS INC            COM      207142100     6,483 2,593,100   SH        SOLE       N/A        2,593,100    0        0
CORNING INC                     COM      219350105    21,656   895,239   SH        SOLE       N/A          895,239    0        0
COUNTRYWIDE FINANCIAL CORP      COM      222372104    10,799   283,600   SH        SOLE       N/A          283,600    0        0
DOBSON COMMUNICATIONS CORP      CL A     256069105    10,472 1,354,659   SH        SOLE       N/A        1,354,659    0        0
ELECTRONIC ARTS INC             COM      285512109    12,198   283,400   SH        SOLE       N/A          283,400    0        0
ENDO PHARMACEUTICALS HLDGS INC  COM      29264F205    16,642   504,610   SH        SOLE       N/A          504,610    0        0
EQUINIX INC                     COM NEW  29444U502    30,390   553,963   SH        SOLE       N/A          553,963    0        0
FINISAR                         COM      31787A101     3,094   946,100   SH        SOLE       N/A          946,100    0        0
FOSTER WHEELER LTD              SHS NEW  G36535139     9,999   231,450   SH        SOLE       N/A          231,450    0        0
GAMESTOP CORP NEW               CL A     36467W109    15,637   372,304   SH        SOLE       N/A          372,304    0        0
GAYLORD ENTMT CO NEW            COM      367905106     8,839   202,542   SH        SOLE       N/A          202,542    0        0
GOLDMAN SACHS GROUP INC         COM      38141G104     6,423    42,700   SH        SOLE       N/A           42,700    0        0


GOODRICH CORP                   COM      382388106     8,864   220,000   SH        SOLE       N/A          220,000    0        0
GOOGLE INC                      CL A     38259P508    13,188    31,451   SH        SOLE       N/A           31,451    0        0
KLA-TENCOR CORP                 COM      482480100     4,152    99,879   SH        SOLE       N/A           99,879    0        0
LAM RESEARCH CORP               COM      512807108     8,676   185,700   SH        SOLE       N/A          185,700    0        0
LAS VEGAS SANDS CORP            COM      517834107     3,348    43,000   SH        SOLE       N/A           43,000    0        0
LEAP WIRELESS INTL INC          COM NEW  521863308     4,904   103,345   SH        SOLE       N/A          103,345    0        0
MARVELL TECHNOLOGY GROUP LTD    ORD      G5876H105    15,221   343,350   SH        SOLE       N/A          343,350    0        0
MEMC ELECTR MATLS INC           COM      552715104    23,420   624,529   SH        SOLE       N/A          624,529    0        0
NII HLDGS INC                   CL B NEW 62913F201    33,624   596,388   SH        SOLE       N/A          596,388    0        0
PETROHAWK ENERGY CORP           COM      716495106     7,859   623,758   SH        SOLE       N/A          623,758    0        0
QUALCOMM INC                    COM      747525103     5,164   128,880   SH        SOLE       N/A          128,880    0        0
QUEST RESOURCE CORP             COM NEW  748349305     3,942   290,940   SH        SOLE       N/A          290,940    0        0
QUICKLOGIC CORP                 COM      74837P108     1,055   215,766   SH        SOLE       N/A          215,766    0        0
SBA COMMUNICATIONS CORP         COM      78388J106     1,882    72,007   SH        SOLE       N/A           72,007    0        0
SEMITOOL INC                    COM      816909105     5,030   557,680   SH        SOLE       N/A          557,680    0        0
STARWOOD HOTELS&RESORTS WRLD    COM      85590A401     8,440   139,879   SH        SOLE       N/A          139,879    0        0
STATION CASINOS INC             COM      857689103     8,283   121,660   SH        SOLE       N/A          121,660    0        0
TIME WARNER TELECOM INC         CL A     887319101    15,523 1,045,330   SH        SOLE       N/A        1,045,330    0        0
UAL CORP                        COM NEW  902549807       461    14,874   SH        SOLE       N/A           14,874    0        0
WHITTIER ENERGY CORP            COM NEW  966785305     2,349   278,600   SH        SOLE       N/A          278,600    0        0
WYNN RESORTS LTD                COM      983134107     8,668   118,260   SH        SOLE       N/A          118,260    0        0
YAHOO INC                       COM      984332106     3,389   102,700   SH        SOLE       N/A          102,700    0        0

                                45       TOTAL       418,699



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